Note 17 - Intangible assets (Tables)	6 Months Ended
Jun. 30, 2020
Intangible Assets and Goodwill Abstract
Goodwill. Breakdown by CGU and Changes of the year
Goodwill. Breakdown by CGU and changes of the period (Millions of Euros)
	The United States	Turkey	Mexico	Colombia	Chile	Other	Total

Balance as of December 31, 2018	5,066	382	519	161	29	23	6,180
Exchange difference	98	(36)	31	3	(2)	(1)	93
Impairment	(1,318)	-	-	-	-	-	(1,318)
Balance as of December 31, 2019	3,846	346	550	164	27	22	4,955
Exchange difference	58	(45)	(100)	(21)	(2)	(1)	(111)
Impairment	(2,084)	-	-	-	-	-	(2,084)
Balance as of June 30, 2020	1,820	301	450	143	25	21	2,760

Impairment Test Hypotheses CGU Goodwill In The United States
Impairment test assumptions CGU goodwill in the United States
	March 2020	December 2019
Discount rate	10.3%	10.0%
Growth rate	3.0%	3.5%

Sensitivity Analysis For Main Hypotheses USA
Sensitivity analysis for main assumptions - The United States (Millions of Euros)
	Increase of 50 basis points (*)	Decrease of 50 basis points (*)
Discount rate	(755)	869
Growth rate	270	(235)

Impairment Test Hypotheses CGU Goodwill In Turkey
Impairment test assumptions CGU goodwill in Turkey
	March 2020	December 2019
Discount rate	18.1%	17.4%
Growth rate	7.0%	7.0%

Sensitivity Analysis For Main Hypotheses Turkey
Sensitivity analysis for main assumptions - Turkey (Millions of Euros)
	Impact of an increase of 50 basis points	Impact of a decrease of 50 basis points
Discount rate	(166)	183
Growth rate	23	(21)

Table of other intangible assets explanatory
Other intangible assets (Millions of Euros)
	June 2020	December 2019
Computer software acquisition expense	1,532	1,598
Other intangible assets with an infinite useful life	10	11
Other intangible assets with a definite useful life	320	401
Total	1,863	2,010